Employee Benefit Plan	12 Months Ended
Jun. 30, 2015
Postemployment Benefits [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Note 10 – Employee Benefit Plan

Aytu allows its employees to participate in Ampio’s 401(k) plan. The plan allows participants to contribute a portion of their salary, subject to eligibility requirements and annual IRS limits. Aytu does not match employee contributions.